Charter arrangements, Additional Information (Details)	12 Months Ended
	Dec. 31, 2025 Vessel Counterparty	Dec. 31, 2024 Vessel Counterparty	Dec. 31, 2023 Counterparty Vessel
Concentration of Risk [Abstract]
Number of vessels	22	24	24
Number of counterparties | Counterparty	5	5	3
Time Charters [Member]
Concentration of Risk [Abstract]
Number of vessels	10	7	5
Number of counterparties | Counterparty	5	5	3
Spot Market [Member]
Concentration of Risk [Abstract]
Number of vessels	12	17	19